[Janus Letterhead]
February 27, 2015
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505
RE: JANUS ASPEN SERIES N-CSR FILING
Janus Aspen Balanced Portfolio
Janus Aspen Enterprise Portfolio
Janus Aspen Flexible Bond Portfolio
Janus Aspen Forty Portfolio
Janus Aspen Global Allocation Portfolio — Moderate
Janus Aspen Global Research Portfolio
Janus Aspen Global Technology Portfolio
Janus Aspen INTECH U.S. Low Volatility Portfolio
Janus Aspen Janus Portfolio
Janus Aspen Overseas Portfolio
Janus Aspen Perkins Mid Cap Value Portfolio
Janus Aspen Preservation Series — Growth (formerly named
    Janus Aspen Protected Series — Growth)
(collectively, the “Portfolios”)
1933 Act File No. 33-63212
1940 Act File No. 811-7736
Dear Sir or Madam:
Pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1(a) thereunder, and Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended, the Portfolios’ Annual Reports dated December 31, 2014, are hereby electronically transmitted.
If you have any questions regarding this filing, please call me at (303) 394-7624.

Sincerely,

/s/ Jesper Nergaard Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series (Principal Accounting Officer and Principal Financial Officer)